Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings (Loss) Per Share
Note 16—Earnings (Loss) Per Share
Basic earnings (loss) per share is based on the weighted average number of common shares outstanding during the period. Diluted earnings (loss) is based on the weighted average number of common shares used for the basic earnings (loss) per share computation, adjusted for the incremental issuance of shares of common stock assuming (i) our stock options and warrants are exercised, (ii) our restricted stock units and performance stock units are fully vested under the treasury stock method, and (iii) our mandatory convertible preferred stock and the SPCs are converted into common stock under the if converted method. Please read Note 18—Capital Stock and Note 13—Tangible Equity Units for further discussion.
The following table reflects the significant components of our weighted average shares outstanding used in the basic and diluted loss per share calculations for the years ended December 31, 2016, 2015 and 2014:

	Year Ended December 31,
(in millions, except per share amounts)	2016	2015	2014
Shares outstanding at the beginning of the period	117	124	100
Weighted-average shares during the period of:
Shares issuances	—	4	5
Shares repurchases	—	(3)	—
Prepaid stock purchase contract (TEUs) (1)	12	—	—
Basic weighted-average shares	129	125	105
Dilution from potentially dilutive shares (2)	—	1	—
Diluted weighted-average shares	129	126	105
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(1)
The minimum settlement amount, or 23,092,460 shares, are considered to be outstanding since June 21, 2016, and are included in the computation of basic earnings (loss) per share. Please read Note 13—Tangible Equity Units for further discussion.

(2)
Entities with a net loss from continuing operations are prohibited from including potential common shares in the computation of diluted per share amounts. Accordingly, we have utilized the basic shares outstanding amount to calculate both basic and diluted loss per share for the years ended December 31, 2016 and 2014.

For the years ended December 31, 2016, 2015 and 2014, the following potentially dilutive securities were not included in the computation of diluted per share amounts because the effect would be anti-dilutive:

	Year Ended December 31,
(in millions of shares)	2016	2015	2014
Stock options	2.8	0.5	1.4
Restricted stock units	1.3	—	1.0
Performance stock units	1.2	—	0.3
Warrants	15.6	15.6	15.6
Series A 5.375% mandatory convertible preferred stock	12.9	12.9	4.0
TEUs	5.4	—	—
Total	39.2	29.0	22.3